Intangible and Other Assets by Asset Class and Related Accumulated Amortization (GEN-PROBE INCORPORATED [Member])	12 Months Ended
Dec. 31, 2011
GEN-PROBE INCORPORATED [Member]
Intangible and Other Assets by Asset Class and Related Accumulated Amortization
Note 9.	Intangible and Other Assets by Asset Class and Related Accumulated Amortization

Intangible assets are recorded at cost, less accumulated amortization. Amortization of intangible assets is provided over their estimated useful lives ranging from 2 to 20 years on a straight-line basis. The Company’s intangible and other assets and related accumulated amortization consisted of the following as of December 31, 2011 and 2010 (in thousands, except number of years):

		Years Ended December 31,
	Weighted	2011			2010
	Average Remaining Life (Years)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net

Capitalized software	5	$36,975	$(19,983)	$16,992	$30,931	$(16,950)	$13,981

Goodwill	N/A	$148,081	$(7,677)	$140,404	$157,985	$(7,677)	$150,308

Purchased intangibles	11	$162,556	$(55,937)	$106,619	$166,541	$(46,271)	$120,270

Patents	7	$27,965	$(16,207)	$11,758	$30,520	$(18,070)	$12,450

License, manufacturing access fees and other assets:
License and manufacturing access fees	7	67,906	(29,942)	37,964	64,259	(23,995)	40,264
Investment in Qualigen, Inc.	N/A	5,404	—	5,404	5,404	—	5,404
Investment in DiagnoCure, Inc.	N/A	5,000	—	5,000	5,000	—	5,000
Investment in Roka Bioscience, Inc.	N/A	4,705	—	4,705	725	—	725
Other assets	N/A	11,257	(2,592)	8,665	10,377	(1,595)	8,782

		$94,272	$(32,534)	$61,738	$85,765	$(25,590)	$60,175

As of December 31, 2011, the Company had capitalized $16.4 million, net, in software costs associated with development of the TIGRIS and PANTHER instruments.

In the fourth quarter of 2011, the Company recorded an $8.7 million impairment charge relating to the goodwill from its acquisition of Tepnel. Additionally, in the fourth quarter of 2011 the Company recorded an impairment charge of $4.0 million related to in-process research and development purchased intangibles associated with the acquisition of GTI Diagnostics.

The Company had aggregate amortization expense of $21.0 million, $17.7 million, and $12.8 million for the years ended December 31, 2011, 2010 and 2009, respectively, including $3.0 million in 2011 and $2.6 million relating to capitalized software in each of 2010 and 2009.

The expected future annual amortization expense of the Company’s intangible assets is as follows (in thousands):

Years Ending December 31,
2012	$18,491
2013	21,009
2014	20,691
2015	18,559
2016	15,801
Thereafter	70,446

Total(1)	$164,997

(1)	Excludes $7.9 million and $0.4 million of in-process research and development assets and capitalized software assets, respectively, which had not commenced amortization as of December 31, 2011. These products will commence amortization in the future when the commercial availability of the underlying products can be reliably estimated.